Summary of Significant Accounting Policies (Details) - Schedule of disaggregated by primary geographical markets and revenue - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets, total	$ 39,383	$ 37,585	$ 15,068
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets, total	33,793	32,356	9,994
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived assets, total	$ 5,590	$ 5,229	$ 5,074